                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14/A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



       [ ]  Pre-Effective Amendment No.         _______


       [ ]  Post-Effective Amendment No.        _______
            (Check appropriate box or boxes)


                            Voyageur Mutual Funds III
 -------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
 -------------------------------------------------------------------------------
                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
 -------------------------------------------------------------------------------
 (Address of Principal Executive Offices Number, Street, City, State, Zip Code)

  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
 -------------------------------------------------------------------------------
 (Name and Address of Agent for Service, Number, Street, City, State, Zip Code)


                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:
  Shares of beneficial interest, no par value, of Delaware Select Growth Fund.
   No filing fee is due because Registrant is relying on Section 24(f) of the
                  Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on November 15, 2003, pursuant to Rule 488 under the Securities Act of 1933, as amended.

                     Delaware Technology and Innovation Fund

Dear Shareholder:

         Enclosed is a Notice of a Special Meeting of Shareholders (the "Meeting") of Delaware Technology and Innovation Fund (the "Technology and Innovation Fund"). The Meeting has been called for February 19, 2004 at 11:00 a.m. Eastern Time at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103-7055. The accompanying Proxy Statement/Prospectus describes a proposal being presented for your consideration and requests your prompt attention and vote by mail using the enclosed proxy card or by telephone or by the Internet.

                          Please take a moment to vote!

         This Meeting is critically important. You are being asked to consider and approve an Agreement and Plan of Reorganization that would result in your shares of the Technology and Innovation Fund being exchanged for those of another fund in the Delaware Investments Family of Funds called Delaware Select Growth Fund (the "Select Growth Fund"), a series of Voyageur Mutual Funds III. If the shareholders of the Technology and Innovation Fund approve the proposal, the Select Growth Fund will acquire substantially all of the assets, and assume all of the liabilities, of the Technology and Innovation Fund. You will receive shares of the Select Growth Fund equal in value to your investment in shares of the Technology and Innovation Fund. You will no longer be a shareholder of the Technology and Innovation Fund and, instead, you will be a shareholder of the Select Growth Fund.

         The transaction is being proposed because we believe the Select Growth Fund's investment strategy has a better opportunity for sustainable results than that of the Technology and Innovation Fund. In addition, the demand for shares and, thus asset growth, for the Technology and Innovation Fund has been low. The projected growth in assets of the Technology and Innovation Fund is also not sufficient to continue to offer competitive performance and high quality service to shareholders over the long term. The Select Growth Fund has an investment objective and investment policies that are similar to those of the Technology and Innovation Fund, as outlined in the Proxy Statement/Prospectus. The Select Growth Fund is managed by Delaware Management Company, which is also the investment adviser of your Fund.

         Please take the time to review this entire document and vote now! Whether or not you plan to attend the Meeting, please vote your shares by mail or by telephone or by the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person.

         Thank you for your prompt attention and participation.

                                            Sincerely,


                                            Jude T. Driscoll
                                            Chairman

                     DELAWARE TECHNOLOGY AND INNOVATION FUND
                  (a series of Delaware Group Equity Funds III)

                               2005 Market Street
                           Philadelphia, PA 19103-7094

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                         To be held on February 19, 2004

To the Shareholders:

         NOTICE IS HEREBY GIVEN that a Special Meeting (the "Meeting") of Shareholders of Delaware Technology and Innovation Fund (the "Technology and Innovation Fund"), a series of Delaware Group Equity Funds III (the "Trust"), will be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103, on February 19, 2004 at 11:00 a.m. Eastern Time. The Meeting is being called for the following reasons:

         1. For shareholders of the Technology and Innovation Fund to vote on an Agreement and Plan of Reorganization between the Trust, on behalf of the Technology and Innovation Fund, and Voyageur Mutual Funds III, on behalf of Delaware Select Growth Fund (the "Select Growth Fund"), that provides for: (i) the acquisition by the Select Growth Fund of substantially all of the assets of the Technology and Innovation Fund in exchange for shares of the Select Growth Fund and the assumption by the Select Growth Fund of the liabilities of Technology and Innovation Fund; (ii) the pro rata distribution of shares of the Select Growth Fund to the shareholders of the Technology and Innovation Fund; and (iii) the liquidation and dissolution of the Technology and Innovation Fund.

         2. To vote upon any other business as may properly come before the Meeting or any adjournment thereof.

         The transaction contemplated by the Agreement and Plan of Reorganization is described in the attached Proxy Statement/Prospectus. A copy of the form of the Agreement and Plan of Reorganization is attached as Exhibit A to the Proxy Statement/Prospectus.

         Shareholders of record of the Technology and Innovation Fund as of the close of business on October 31, 2003 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Whether or not you plan to attend the Meeting, please vote your shares by returning the Proxy Card by mail in the enclosed postage-paid envelope, or by voting by telephone or the Internet. Your vote is important.

                                       By Order of the Boards of Trustees,



                                       Richelle S. Maestro
                                       Secretary

November __, 2003

To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. If you prefer, you may instead vote by telephone or the Internet. You may revoke your Proxy at any time at or before the Meeting or vote in person if you attend the Meeting.

                           Proxy Statement/Prospectus

                                TABLE OF CONTENTS

                                                                                                 Page
                                                                                                 ----
Cover Pages
Summary
         What is the purpose of the proposal?
         How will the shareholder voting be handled?
         What are the general tax consequences of the Transaction?
Comparisons of Some Important Features
         How do the investment objectives and policies
            of the Technology and Innovation Fund and the Select Growth Fund compare?
         What are the risks of an investment in the Funds?
                  What are the fees and expenses of each Fund and what might they be after the Transaction?
                  What are other key features of the Funds?
                  Transfer Agency, Custody and Administrative Services
                  Management and Administration Fees
                  Distribution Services
                  Rule 12b-1 Plans
                  Purchases and Redemptions
                  Dividends and Distributions
Reasons for the Transaction
Information about the Transaction
         How will the Transaction be carried out?
         Who will pay the expenses of the Transaction?
         What are the tax consequences of the Transaction?
         What should I know about Select Growth Fund Shares?
         What are the capitalizations of the Funds
            and what might the capitalization be after the Transaction?
Comparison of Investment Objectives and Policies
         Are there any significant differences between
            the investment objectives, strategies and investment policies of the Technology and Innovation Fund and the Select Growth Fund?
         How do the investment restrictions of the Funds differ?
         What are the risk factors associated with investments in the Funds?
Voting Information
         How many votes are necessary to approve the Plan?
         How do I ensure my vote is accurately recorded?
         Can I revoke my proxy?
         What other matters will be voted upon at the Meeting?
         Who is entitled to vote?
         What other solicitations will be made?

Information about the Select Growth Fund
Information about the Technology and Innovation Fund
Information About Each Fund
Principal Holders of Shares

Exhibit A - Form of Agreement and Plan of Reorganization

Other Documents Included with the Proxy Statement/Prospectus
         Prospectus of Delaware Select Growth Fund, dated June 30, 2003                 Enclosure
         Annual Report to Shareholders of Delaware Select Growth Fund                   Enclosure
            for the fiscal year ended April 30, 2003

                           PROXY STATEMENT/PROSPECTUS

                             Dated November 15, 2003

                          Acquisition of the Assets of

                     DELAWARE TECHNOLOGY AND INNOVATION FUND
                  (a series of Delaware Group Equity Funds III)


                        By and in exchange for shares of

                           DELAWARE SELECT GROWTH FUND
                     (a series of Voyageur Mutual Funds III)


         This Proxy Statement/Prospectus solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of Delaware Technology and Innovation Fund (the "Technology and Innovation Fund"), a series of Delaware Group Equity Funds III (the "Trust"), to vote on an Agreement and Plan of Reorganization (the "Plan"). If the shareholders of the Technology and Innovation Fund vote to approve the Plan, substantially all of assets of the Technology and Innovation Fund will be acquired by Delaware Select Growth Fund (the "Select Growth Fund," and, together with the Technology and Innovation Fund, each a "Fund" and collectively, the "Funds"), a series of Voyageur Mutual Funds III (the "Acquiring Trust"), in exchange for shares of Select Growth Fund (the "Select Growth Fund Shares") and the assumption by the Select Growth Fund of all of the liabilities of the Technology and Innovation Fund. The principal offices of the Trust and the Acquiring Trust are located at 2005 Market Street, Philadelphia, PA 19103-7094. You can reach the offices of both the Trust and the Acquiring Trust by telephone by calling 1-800-523-1918.

         The Meeting will be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103, on February 19, 2004 at 11:00 a.m. Eastern Time. The Board of Trustees of the Trust, on behalf of the Technology and Innovation Fund, is soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about December 1, 2003.

         If the shareholders of the Technology and Innovation Fund vote to approve the Plan, you will receive Select Growth Fund Shares equal in value to your investment in the Technology and Innovation Fund. The Technology and Innovation Fund will then be liquidated.

         The Select Growth Fund's investment objective is to seek long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities of companies management believes have the potential for high earnings growth. The investment objective of the Technology and Innovation Fund is substantially similar to the investment objective of the Select Growth Fund. The Technology and Innovation Fund's investment objective is to seek long-term capital growth.

         This Proxy Statement/Prospectus gives the information about Select Growth Fund Shares that you should know before investing. You should retain it for future reference. A Statement of Additional Information dated November 15, 2003 (the "Statement of Additional Information"), relating to this Proxy Statement/Prospectus containing more information about the Select Growth Fund, the Technology and Innovation Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference.

         The following documents are included with and considered a part of this Proxy Statement/Prospectus, and are intended to provide you with information about the Select Growth Fund.

         o The Class A, Class B, Class C and Class R and the Institutional prospectuses of the Select Growth Fund, dated June 30, 2003 (the "Select Growth Fund Prospectus").

         o The Annual Report to Shareholders of the Select Growth Fund for the fiscal year ended April 30, 2003 (the "Select Growth Fund Annual Report").

         The Prospectus of the Technology and Innovation Fund dated August 29, 2003 is incorporated by reference into this Proxy Statement/Prospectus. You can request a free copy of the Statement of Additional Information or any of the documents described above by calling 1-800-523-1918, or by writing to the Acquiring Trust or the Trusts at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

         Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks including the possible loss of principal.

                                     SUMMARY

         This is only a summary of certain information contained in this Proxy Statement/Prospectus. You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan (attached as Exhibit A to the Proxy Statement/Prospectus), and the Select Growth Fund Prospectus and the Select Growth Fund Annual Report included with this Proxy/Statement Prospectus.

What is the purpose of the proposal?

         The Board of Trustees of the Trust has approved the Plan for the Technology and Innovation Fund and recommends that shareholders of the Technology and Innovation Fund approve the Plan. If shareholders of the Technology and Innovation Fund approve the Plan, the Fund's net assets will be transferred to the Select Growth Fund in exchange for an equal value of Select Growth Fund Shares. These Select Growth Fund Shares will then be distributed pro rata to the Technology and Innovation Fund's shareholders and the Technology and Innovation Fund will be liquidated and dissolved. The proposed transaction for the Technology and Innovation Fund is referred to in this Proxy Statement/Prospectus as the "Transaction."

         This means that your shares of the Technology and Innovation Fund will be exchanged for an equal value of Select Growth Fund Shares. As a result, you will cease to be a shareholder of the Technology and Innovation Fund and will become a shareholder of the Select Growth Fund. This exchange will occur on a date agreed to between the Trust and the Acquiring Trust (hereafter, the "Closing Date").

         Like the Technology and Innovation Fund, the Select Growth Fund is a mutual fund within the Delaware Investments Family of Funds that is managed by Delaware Management Company (the "Manager"). Its investment objective and policies are substantially similar, but not identical, to the Technology and Innovation Fund.

         For the reasons set forth below under "Reasons for the Transaction," the Boards of Trustees of the Trust and the Acquiring Trust have concluded that the Transaction is in the best interests of the respective shareholders of the Technology and Innovation Fund and the Select Growth Fund. Each Board of Trustees has also concluded that no dilution in value would result to the shareholders of each respective Fund as a result of the Transaction.

           The Board of Trustees of the Trust recommend that you vote to approve the Plan.

How will the shareholder voting be handled?

         Shareholders of the Technology and Innovation Fund who own shares at the close of business on October 31, 2003 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction, a majority (as defined under federal law) of the outstanding voting shares of the Technology and Innovation Fund must be voted in favor of the Plan.

         Please vote by proxy as soon as you receive this Proxy Statement/Prospectus. You may place your vote by completing and signing the enclosed proxy card or by telephone or by the Internet. If you return your signed proxy card or vote by telephone or by Internet, your votes will be officially cast at the Meeting by the persons appointed as proxies. You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Proxy Statement/Prospectus.

What are the general tax consequences of the Transaction?

         It is expected that shareholders of the Technology and Innovation Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Select Growth Fund Shares. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences only. For further information about the tax consequences of the Transaction, see "Information About the Transaction - What are the tax consequences of the Transaction?"


                     COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Technology and Innovation Fund and the Select Growth Fund compare?

         The Technology and Innovation Fund and Select Growth Fund have substantially similar investment objectives. The Technology and Innovation Fund's investment objective is to seek to provide long-term capital growth. The Select Growth Fund's investment objective is to seek long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities of companies management believes have the potential for high earnings growth. Essentially, therefore, both Funds seek to provide long-term capital appreciation to shareholders. The Funds have similar investment strategies. Both Funds seek to achieve their investment objectives by investing primarily in equity securities. The principal difference in their strategies is that, unlike the Technology and Innovation Fund, the Select Growth Fund does not focus its investments in particular sectors or industries. In addition, unlike the Technology and Innovation Fund, the Select Growth Fund is a diversified fund.

         The Technology and Innovation Fund invests primarily in stocks management believes will benefit from technological advances and improvements. The stocks can be of any size or market capitalization, including the securities of emerging or other growth-oriented companies.

         The Select Growth Fund invests primarily in equity securities of companies that management believes have the potential for high earnings growth based on their analysis of historical or projected earnings growth rates, price to earnings ratios and cash flows. Management will consider companies of any size as long as they are larger than $300 million in market capitalization.

         For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."

What are the risks of an investment in the Funds?

         As with most investments, investments in the Funds involve risks. There can be no guarantee against losses resulting from an investment in either Fund, nor can there be any assurance that either Fund will achieve its investment objective.

         The risks associated with an investment in the Select Growth Fund are similar to the risks associated with investments in the Technology and Innovation Fund. Those risks include changes in market conditions, particularly declines in the stock market, and poor performance in specific industries or companies in which the Funds may invest.

         Investments in the Technology and Innovation Fund may also be subject to somewhat greater industry and security risk than the Select Growth Fund because of the Technology and Innovation Fund's focus on the technology sector. Therefore, the Technology and Innovation Fund may be particularly sensitive to changes in the general market and economic conditions that affect those industries. A fund focused primarily in these securities is likely to be much more volatile than a fund with exposure to a greater variety of industries, especially in the short-run.

         For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."


What are the fees and expenses of each Fund?

         The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical, and except as noted, the operating expenses shown are based on expenses incurred during each Fund's most recent fiscal year. The Manager has contracted to waive its fees and/or pay expenses of the Select Growth Fund for the period from January 1, 2004 through December 31, 2004 to the extent necessary to limit the total operating expenses of the Fund to the levels shown below

                                            FEES AND EXPENSES FOR THE SELECT GROWTH FUND
                                               AND THE TECHNOLOGY AND INNOVATION FUND

---------------------------------- ---------------------------- ------------------- -------------------------------- ---------------
Fund Names and Classes                 Maximum Sales Load           Maximum             Maximum Sales Load on          Redemption
of Shares                                 on Purchases                CDSC               Reinvested Dividends             Fees
---------------------------------- ---------------------------- ------------------- -------------------------------- ---------------
Select Growth Fund
   Class A                                    5.75%                   None(1)                    None                      None
   Class B                                    None                    4.00%(2)                   None                      None
   Class C                                    None                    1.00%(3)                   None                      None
   Class R                                    None                    None                       None                      None
   Institutional Class                        None                    None                       None                      None

 Technology and
Innovation Fund
   Class A                                    5.75%                   None(1)                    None                      None
   Class B                                    None                    4.00%(2)                   None                      None
   Class C                                    None                    1.00%(3)                   None                      None
   Class R                                    None                    None                       None                      None
   Institutional Class                        None                    None                       None                      None

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in a Fund's prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.


                                                         OPERATING EXPENSES

---------------------------------- ----------------- ------------------- ------------- ------------------- -------------- ----------
                                                                                          Total Annual
                                                        Distributions                         Fund              Fee
Fund Names and Classes                Management         and Service        Other          Operating         Waivers &        Net
of Shares                                Fees           (12b-1) Fees       Expenses        Expenses(1)        Payments     Expenses
---------------------------------- ----------------- ------------------- ------------- ------------------- -------------- ----------
Select Growth Fund after
Transaction
   Class A                              0.74%              0.25%            1.05%            2.04%           (0.54%)(2)       1.50%
   Class B                              0.74%              1.00%            1.05%            2.79%           (0.54%)(2)       2.25%
   Class C                              0.74%              1.00%            1.05%            2.79%           (0.54%)(2)       2.25%
   Class R                              0.74%              0.60%            1.05%            2.39%           (0.54%)(2)       1.85%
   Institutional Class                  0.74%              none             1.05%            1.79%           (0.54%)(2)       1.25%

Select Growth Fund
   Class A                              0.74%              0.25%            0.84%            1.83%           (0.33%)(2)       1.50%
   Class B                              0.74%              1.00%            0.84%            2.58%           (0.33%)(2)       2.25%
   Class C                              0.74%              1.00%            0.84%            2.58%           (0.33%)(2)       2.25%
   Class R                              0.74%              0.60%            0.84%            2.18%           (0.33%)(2)       1.85%
   Institutional Class                  0.74%              none             0.84%            1.58%           (0.33%)(2)       1.25%

Technology and
Innovation Fund
   Class A                              0.75%              0.30%(3)         3.23%            4.28%           (2.83%)(3,4)     1.45%
   Class B                              0.75%              1.00%            3.23%            4.98%           (2.78%)(4)       2.20%
   Class C                              0.75%              1.00%            3.23%            4.98%           (2.78%)(4)       2.20%
   Class R                              0.75%              0.60%            3.23%            4.58%           (2.78%)(4)       1.80%
   Institutional Class                  0.75%              none             3.23%            3.98%           (2.78%)(4)       1.20%

(1) Certain qualified retirement plans are expected to exchange shares of the Technology and Innovation Fund for shares of Select Growth Fund prior to the consummation of the Transaction. This may have the effect of increasing "Total Annual Fund Operating Expenses" for the Technology and Innovation Fund, and decreasing "Total Annual Fund Operating Expenses" for the Select Growth Fund before the Transaction.
(2) The Manager has contracted to waive fees and pay expenses for the Select Growth Fund through December 31, 2003 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary fees and 12b-1 fees) from exceeding 1.25% of average daily net assets. The Manager has agreed to continue this contractual waiver through December 31, 2004 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary fees and 12b-1 fees) from exceeding 1.25% of average daily net assets.
(3) Class A shares of the Technology and Innovation Fund are subject to a maximum annual 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to an annual 12b-1 fee of 1.00% of average daily net assets. Class R shares are subject to an annual 12b-1 fee of 0.60%. The Fund's Distributor has contracted to waive a portion of Class A's 12b-1 fee through August 31, 2004 in order to prevent those 12b-1 plan expenses from exceeding 0.25% of average daily net assets.
(4) The Manager has contracted to waive fees and pay expenses for the Technology and Innovation Fund through August 31, 2004 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary fees and 12b-1 fees) from exceeding 1.20% of average daily net assets.

Examples:

         The following Examples are intended to help you compare the cost of investing in the Technology and Innovation Fund with the cost of investing in the Select Growth Fund. Each Example assumes that you invest $10,000 in each Fund for the time period indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year. These are examples only, and do not represent future expenses, which may be greater or less than those shown below.

                                                   1 Year       3 Years       5 Years     10 Years(2)
                                                   ------       -------       -------     --------
Select Growth Fund
after transaction(1)
   Class A                                           $719        $1,129        $1,563        $2,767
   Class B                                           $228          $814        $1,426        $2,900
   Class B (if redeemed)                             $628        $1,089        $1,651        $2,900
   Class C                                           $228          $814        $1,426        $3,080
   Class C (if redeemed)                             $328          $814        $1,426        $3,080
   Class R                                           $188          $694        $1,227        $2,685
   Institutional Class                               $127          $511          $919        $2,061

Technology and Innovation Fund(1)
   Class A                                           $714        $1,556        $2,409        $4,598
   Class B                                           $223        $1,247        $2,272        $4,697
   Class B (if redeemed)                             $623        $1,522        $2,497        $4,697
   Class C                                           $223        $1,247        $2,272        $4,835
   Class C (if redeemed)                             $323        $1,247        $2,272        $4,835
   Class R                                           $183        $1,132        $2,089        $4,518
   Institutional Class                               $122          $957        $1,809        $4,016

(1) Each Fund's actual returns may be greater or less than the hypothetical 5% return used. Each Fund's example reflects net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
(2) The Class B Examples reflect the conversion of Class B Shares to Class A at the end of the eighth year. Information on the ninth and tenth years reflect expenses of the Class A Shares.

 What are other key features of the Funds?

         Transfer Agency, Accounting, Custody and Administrative Services. Delaware Service Company, Inc. ("DSC"), an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund, and for other mutual funds in the Delaware Investments Family of Funds. DSC also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, DSC is paid fees by each Fund according to fee schedules that are the same for each retail Fund in the Delaware Investments Family of Funds. These fees are charged to each Fund, including the Select Growth Fund and the Technology and Innovation Fund, on a pro rata basis.

         JP Morgan Chase Bank is the custodian of the securities and other assets of all of the Funds. The main office of The JP Morgan Chase Bank is 4 Chase Metrotech Center, Brooklyn, New York 11245.

         Management and Administration Fees. The Manager is the investment manager of all of the Funds. The Manager has entered into separate management agreements relating to each of the Funds that provide for reductions in fee rates as the assets of the Funds increase. Under the Select Growth Fund's and the Technology and Innovation Fund's management agreements, the Funds pay the Manager a management fee as a percentage of average daily net assets equal to:
0.75% on the first $500 million; 0.70% on the next $500 million; 0.65% on the next $1,500 million, and 0.60% on assets in excess of $2,500 million.

The Manager has contracted to waive that portion, if any, of the annual management fees payable by the Technology and Innovation Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of the Fund do not exceed 1.20% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses, and applicable 12b-1 expenses) through August 31, 2004. The Manager has also contracted to waive fees and pay expenses of the Select Growth Fund through December 31, 2003 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.25% of average daily net assets.

         Distribution Services. Pursuant to underwriting agreements relating to each of the Funds, Delaware Distributors, L.P. (the "Distributor") serves as the national distributor for the Funds. The Distributor pays the expenses of the promotion and distribution of the Funds' shares, except for payments by the Funds on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares under their respective 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and an affiliate of the Manager.

         Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. ("LFD") is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries. LFD is also an affiliate of the Distributor and the Manager.

         Rule 12b-1 Plans. Each Fund has adopted a separate distribution plan or "Rule 12b-1 Plan" for each of its Class A Shares, Class B Shares, Class C Shares and Class R Shares (collectively, the "Rule 12b-1 Plans" and, each individually, a "Rule 12b-1 Plan"). The Rule 12b-1 Plans do not apply to Institutional Classes of Shares. Such Shares are not included in calculating the Rule 12b-1 Plans' fee and the Rule 12b-1 Plans are not used to assist in the distribution or marketing of Shares of the Institutional Classes.

         Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class A Shares, Class B Shares, Class C Shares and Class R Shares monthly fees to the Distributor for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Rule 12b-1 Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares. In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A Shares, Class B Shares, Class C Shares and Class R Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

         The maximum aggregate annual fee payable by a Fund under its Rule 12b-1 Plans and a Fund's Distribution Agreement is, on an annual basis: up to 0.25% of the Select Growth Fund's average daily net assets of Class A Shares and up to 0.30% of the Technology and Innovation Fund's average daily net assets of Class A Shares; up to 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets; and up to 0.60% of the average daily net assets of Class R Shares. The Boards of Trustees for the Trust and the Acquiring Trust may reduce these amounts at any time. All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares Class C Shares and Class R Shares is borne by such persons without any reimbursement from such Classes. Subject to seeking best execution, each Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Rule 12b-1 Plans.

         Purchase, Exchange and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund's shares are identical. You may refer to the Prospectus of each Fund for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of that Fund's shares. Set forth below is a brief description of the basic purchase, exchange, and redemption procedures applicable to the shares of the Funds.

         Shares of a Fund may be purchased at the net asset value next determined after the Fund receives a purchase order in good order, subject to any applicable sales charge. Purchases of shares of any of the Funds may be made through authorized investment dealers or directly by contacting the Funds or the Distributor, although the Institutional Class Shares of each Fund are available for purchase only by certain groups of investors. The minimum initial investment is $1,000 for Class A, B and C Shares of each Fund. Subsequent purchases must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments Family of Funds, the manager or the sub-adviser or any of their affiliates if the purchases are made pursuant to a payroll deduction account. Shares purchased pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner services are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected. There are no minimum purchase requirements for the Class R Shares or the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. Purchase orders for more than the maximum amounts will be rejected, although an investor may exceed these limitations by making cumulative purchases over a period of time.

         Each Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in such Fund's best interest. Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Each Fund also reserves the right, upon 60 days' written notice, to redeem accounts involuntarily that remain under the minimum initial purchase amount as a result of redemptions.

         Class A Shares of each Fund are purchased at the offering price, which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. Absent a fee waiver, Class A Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

         Class B Shares of each Fund are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within one year of purchase;
(ii) 3.25% if shares are redeemed during the second year of purchase; (iii) 2.75% if shares are redeemed during the third year; (iv) 2.25% during the fourth and fifth years; (v) 1.50% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase, at which time Class B shares are subject to automatic conversion to Class A Shares.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

         Class R Shares are purchased at net asset value per share and are not subject to a contingent deferred sales charge.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front end or contingent deferred sales charge, or Rule 12b-1 Plan expenses.

         Shares of any Fund will be redeemed at any time at the net asset value next determined on the business day when a redemption request is received. Requests for redemption of shares held in certificated form must be accompanied by the certificates. Any applicable contingent deferred sales charge will be deducted. Shares of a Fund may be exchanged for shares of the same class in another fund in the Delaware Investments Family of Funds without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. The sale of shares of a Fund, either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders. Shareholders of the Technology and Innovation Fund will not be charged sales charges in connection with the Transaction and it is intended that the structure of the Transaction will not create a taxable event for shareholders.

         Dividends, Distributions and Taxes. The Select Growth Fund declares and makes payment of dividends, if any, from its net investment income and payments from net realized securities profits (capital gains), if any, annually. The Technology and Innovation Fund declares and makes payment of dividends, if any, from its net investment income on a semi-annual basis. Payments from net realized securities profits (capital gains), if any, will also be distributed semi-annually. The amount of these dividends will vary depending on changes in the Funds' net investment income. Each Fund automatically reinvests distributions in additional shares of that Fund unless you select a different option, such as to receive distributions in cash or to reinvest distributions in shares of another fund in the Delaware Investments Family of Funds.

Distributions, whether received in cash or in additional shares, are generally subject to income tax. On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003, which changes the tax rates on certain types of distributions. You should consult your tax advisor about your particular tax situation and how it might be affected by the new tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains. Any capital gain may be taxable at different rates depending on the shareholder's holding period for the shares. Each Fund notifies its shareholders annually of the amount and nature of all dividends and distributions received from the Fund in the prior year. For more information about the tax implications of investments in the Funds, see the current Prospectus of each Fund under the heading "Dividends, distributions and taxes," as well as the current Statement of Additional Information for the Select Growth Fund under the heading "Taxes," the current Statement of Additional Information for the Technology and Innovation Fund under the heading "Distributions and Taxes."

                           REASONS FOR THE TRANSACTION

         The Board of Trustees of the Trust, on behalf of the Technology and Innovation Fund, have recommended the Transaction for purposes of combining the Fund with a larger fund that has similar investment objectives and policies and a better opportunity for sustainable results. There has also been relatively low demand for and slow growth in assets of the Technology and Innovation Fund.

         The Plan was presented to the Board of Trustees of the Trust at a meeting of the Board on August 21, 2003. At the meeting, the Board questioned management about the potential benefits and costs to shareholders of the Technology and Innovation Fund. In deciding whether to recommend approval of the Transaction to shareholders, the Board of Trustees considered, among other things: the advantages and benefits, as well as the disadvantages and costs to shareholders; the expense ratios of the Select Growth Fund and the Technology and Innovation Fund and the impact of contractual fees waivers thereon; the comparative investment performance of the Select Growth Fund and the Technology and Innovation Fund; the compatibility of the investment objectives, policies, restrictions and investments of the Technology and Innovation Fund with those of the Select Growth Fund; the tax consequences of the Transaction; and the significant experience of the Manager. Additionally, the Board of Trustees believes that the investment strategy of Select Growth Fund affords a better opportunity for sustainable positive results than the Technology and Innovation Fund's investment strategy. During the course of deliberations, the Board of Trustees also considered that the expenses of the Transaction will be shared one-third by the Select Growth Fund, one-third by the Technology and Innovation Fund and one-third by the Manager.

         The Boards of Trustees of the Trust and the Acquiring Trust approved the Plan, concluding that the Transaction is in the best interests of the shareholders of each respective Fund and that no dilution of value would result to the shareholders of each respective Fund from the Transaction. The Board of the Trust then decided to recommend that shareholders of the Technology and Innovation Fund vote to approve the Transaction. As required by law, the Trustees approving the Plan and making the foregoing determinations included a majority of the Trustees who are not interested persons of the Technology and Innovation Fund or the Select Growth Fund.

 For the reasons discussed above, the Board of Trustees of the Trust, on behalf of the Technology and Innovation Fund, recommends that you vote FOR the Plan.

         If the shareholders of the Technology and Innovation Fund do not approve the Plan, the Board of Trustees may consider other possible courses of action for the Fund, including liquidation and dissolution.


                        INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan. You should read the actual plan. It is attached as Exhibit A and incorporated herein by reference.

How will the Transaction be carried out?

         If the shareholders of the Technology and Innovation Fund approve the Plan, the Transaction will take place after various conditions are satisfied by the Trust on behalf of the Technology and Innovation Fund, and by the Acquiring Trust, on behalf of the Select Growth Fund, including the delivery of certain documents. The Trust and the Acquiring Trust will agree on the Closing Date. If the shareholders of the Technology and Innovation Fund do not approve the Plan, the Transaction will not take place.

         If the shareholders of the Technology and Innovation Fund approve the Plan, the Fund will deliver to the Select Growth Fund substantially all of its assets on the Closing Date. In exchange, the Trust, on behalf of the Technology and Innovation Fund, will receive Select Growth Fund Shares to be distributed pro rata by the Technology and Innovation Fund to its shareholders and the Select Growth Fund will assume all of the liabilities of the Technology and Innovation Fund. The value of the assets to be delivered to the Select Growth Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m. Eastern Time) on the last business day prior to the Closing Date.

         The stock transfer books of the Technology and Innovation Fund will be permanently closed as of the close of business of the NYSE on the day before the Closing Date. The Technology and Innovation Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the Select Growth Fund.

         To the extent permitted by law, the Trust and the Acquiring Trust may agree to amend the Plan without shareholder approval. They may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of the Technology and Innovation Fund.

Who will pay the expenses of the Transaction?

The expenses resulting from the Technology and Innovation Fund's participation in a Transaction will be shared by the following parties in the percentages indicated: 50% by the Select Growth Fund, and 50% by the Manager.

What are the tax consequences of the Transaction?

         The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations to be received from the Trust, on behalf of the Technology and Innovation Fund, and for the Acquiring Trust, on behalf of the Select Growth Fund, it is expected that Stradley, Ronon, Stevens & Young, LLP, will provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Technology and Innovation Fund will not recognize any gain or loss as a result of the exchange of their shares of the Technology and Innovation Fund for shares of the Select Growth Fund, and (ii) the Select Growth Fund and its shareholders will not recognize any gain or loss upon receipt of the Technology and Innovation Fund's assets.

         You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about the Select Growth Fund Shares?

         If the Transaction is approved, full and fractional shares of the Select Growth Fund will be distributed to shareholders of the Technology and Innovation Fund in accordance with the procedures described above. When issued, each share will be validly issued and fully paid and non-assessable, freely transferable and will have full voting rights. The shares of the Select Growth Fund will be recorded electronically in each shareholder's account. The Select Growth Fund will then send a confirmation to each shareholder. As described in the Select Growth Fund Prospectus, the Select Growth Fund does not issue share certificates except for Class A Shares and Institutional Class Shares and then only when requested. As of the Closing Date, any certificates representing shares of the Technology and Innovation Fund will be cancelled.

         The Select Growth Fund Shares to be issued in the Transaction have substantially the same rights and privileges as the shares of your Fund. All shares have noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board of Trustees. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

         Like the Technology and Innovation Fund, the Select Growth Fund does not routinely hold annual meetings of shareholders. The Select Growth Fund may hold special meetings for matters requiring shareholder approval. A meeting of that Fund's shareholders may also be called at any time by the Board of Trustees or by the chairperson of the Board or by the president.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

         The following table sets forth, as of [September 30,] 2003, the separate capitalizations of the Select Growth Fund and the Technology and Innovation Fund, and the estimated capitalization of the Select Growth Fund as adjusted to give effect to the proposed Transaction. The capitalization of the Select Growth Fund is likely to be different when the Transaction is consummated.

                          Select Growth Fund--Technology and Innovation Fund
                          --------------------------------------------------

                                    Select                    Technology                Select Growth
                                    Growth                    and Innovation            Fund after
                                    Fund                      Fund                      Transaction
                                    (unaudited)               (unaudited)               (estimated)
Net assets (millions)               $645,314,492              $28,255,650               $673,540,142
Total shares outstanding            35,565,284                19,063,863                 37,102,929

                                                              Technology                Select Growth
                                    Select Growth             and Innovation            Fund Class A
                                    Fund Class A              Fund Class A              after Transaction
                                    (unaudited)               (unaudited)               (estimated)

Net assets (millions)               $230,625,208              $14,756,544               $245,381,752
Total shares outstanding            12,169,834                9,852,034                  12,948,543
Net asset value per share           $18.95                    $1.50                      $18.95

                                                              Technology                Select Growth
                                    Select Growth             and Innovation            Fund Class B
                                    Fund Class B              Fund Class B              after Transaction
                                    (unaudited)               (unaudited)               (estimated)

Net assets (millions)               $277,547,837              $8,487,118                $286,034,955
Total shares outstanding            15,733,224                5,818,768                  16,214,353
Net asset value per share           $17.64                    $1.46                      $17.64


                                                              Technology                Select Growth
                                    Select Growth             and Innovation            Fund Class C
                                    Fund Class C              Fund Class C              after Transaction
                                    (unaudited)               (unaudited)               (estimated)

Net assets (millions)               $100,943,440              $3,281,566                $104,225,006
Total shares outstanding            5,784,424                 2,249,027                  5,972,479
Net asset value per share           $17.45                    $1.46                      $17.45

                                                              Technology                Select Growth
                                    Select Growth             and Innovation            Fund Class R
                                    Fund Class R              Fund Class R              after Transaction
                                    (unaudited)               (unaudited)               (estimated)
Net assets (millions)               $18.93                    $0                        $18.93
Total shares outstanding            1                         0                          1
Net asset value per share           $18.93                    $0                         $18.93

                                                              Technology                Select Growth Fund
                                    Select Growth             and Innovation            Institutional Class
                                    Fund Institutional        Fund Institutional        after Transaction
                                    Class                     Class                     (estimated)
                                    (unaudited)               (unaudited)

Net assets (millions)               $36,197,988               $1,730,422                $37,928,410
Total shares outstanding            1,877,801                 1,144,034                  1,967,410
Net asset value per share           $19.28                    $1.51                      $19.28


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         This section describes the key investment policies of the Funds, and certain noteworthy differences between the investment objectives and strategies of the Technology and Innovation Fund as compared to the Select Growth Fund. For a complete description of the Select Growth Fund's investment policies and risks, you should read the Select Growth Fund Prospectus, which is included with this Proxy Statement/Prospectus.

         The investment objectives and policies of the Technology and Innovation Fund as compared to the Select Growth Fund, are described in separate sections below. Policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote"). Policies or investment restrictions of a Fund that are non-fundamental may be changed by the Board of Trustees without shareholder approval. Although each Fund's objective is non-fundamental, should the Board approve a change in a Fund's objective, the Board of Trustees would notify shareholders before the change becomes effective.

Are there any significant differences between the investment objectives, strategies and investment policies of the Technology and Innovation Fund and the Select Growth Fund?

         Investment Objectives. The Technology and Innovation Fund and the Select Growth Fund both seek to provide long-term capital appreciation or growth for shareholders. The investment objective for each Fund is non-fundamental.

         Investment Strategy. Both the Technology and Innovation Fund and the Select Growth Fund focus on and have significant investments in growth stocks. The principal difference between the investment strategies of the two funds is that the Technology and Innovation Fund is a non-diversified fund that focuses its investments on the technology sector. As a non-fundamental policy, the Technology and Innovation Fund invests at least 80% of its assets in common stocks of companies that the Manager believes are poised to benefit from the development, advancement, and use of technology or from innovations that may indirectly benefit from technology. The Select Growth Fund is a diversified fund that invests primarily in equity securities of companies the Manager believes to have the potential for high earnings growth across many different sectors.

         Principal Investments. Both Funds primarily invest in equity securities, particularly common stock of companies. Each Fund may also invest in securities that may be converted into common stock, provided they meet the investment criteria of the Fund.

         Common stock. Common stocks are securities that represent shares of ownership of a corporation. Stockholders participate in the corporations profits and losses, proportionate to the number of shares the own. The Technology and Innovation Fund invests at least 80% of the Fund's total assets in equity securities (including common stocks and convertible securities). Generally, 85% to 100% of net assets of the Technology and Innovation Fund are invested in common stock and the Fund may invest in common stocks of any market capitalization. The Select Growth Fund invests at least 65% of the Fund's total assets in equity securities (including common stocks, preferred stocks, convertible securities and warrants or rights). Generally, 90% to 100% of net assets of the Select Growth Fund are invested in common stock, and the Fund may invest in companies of any size greater than $300 million in market capitalization.

         Additional Investments. Although the Funds normally invest in common stocks, and to a lesser extent in convertible securities, both Funds may also invest in other types of securities. Each Fund has different policies regarding these types of investments.

         American Depositary Agreements (ADRs) and Global Depositary Receipts
(GDRs). ADRs are securities issued by a U.S. bank (or non-U.S. bank for GDRs) that represent the bank's holdings of foreign securities. The holder of an ADR is entitled to the dividends and gains of the underlying foreign securities. Both Funds may invest in ADRs, but have different limitations on such investments. The The Technology and Innovation Fund may invest without limit in ADRs, but currently intends to invest only a small portion of the portfolio in ADRs. Technology and Innovation Fund may also invest up to 20% of its net assets in foreign securities, but has no current intention of doing so. The Select Growth Fund may invest no more than 10% of its assets in foreign securities, including ADRs and GDRs, although, at the present time, the manager has no intention of doing so.

         Options and futures. An option represents the right to buy or sell a security at an agreed upon price at a future date. A futures contract is an agreement to purchase or sell a security at a specified price and on a specified date. Both of the Funds may invest in options and futures without limitation.

         Restricted securities. Restricted securities are privately placed securities whose resale is restricted under securities law. Both Funds may invest in restricted securities, including those that are eligible for resale only among certain institutional buyers without registration (commonly known as Rule 144A Securities) without limitation if certain liquidity criteria are satisfied. Restricted securities that are determined to be illiquid may not exceed either Fund's 15% limit on illiquid securities, which is described below.

         Illiquid securities. Illiquid securities are securities that do not have a ready market and cannot be easily sold within seven days at a price that is approximately equal to their value as assessed by the Fund. Each Fund may invest up to 15% of its net assets in illiquid securities.

         Repurchase Agreements. A repurchase agreement is an agreement between a buyer of securities, such as the Fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Both Funds typically use repurchase agreements as a short-term investment for the Fund's cash position. In order to enter into these repurchase agreements, both Funds must have collateral of 102% of the repurchase price. Both Funds will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities. Neither Fund may have more than 10% of its assets in repurchase agreements with maturities of over seven days. Repurchase agreements are often viewed as equivalent to cash.

         Temporary Defensive Investments. Both Funds may invest in a temporary defensive manner when the Manager believes that the Fund will be affected by adverse market conditions. When investing in this manner, both Funds may hold all or a substantial part of its assets in bonds, cash or cash equivalents. To the extent that a Fund invests in a temporary defensive manner, the Fund may not be able to achieve its investment objective.

How do the investment restrictions of the Funds differ?

         Both of the Funds have adopted similar fundamental investment restrictions, which may not be changed without the approval of a Majority Vote of shareholders. There are, however, differences between the Funds' non-fundamental policies, some of which have been described above.

What are the risks factors associated with investments in the Funds?

         Like all investments, an investment in the Funds involves risk. There is no assurance that a Fund will meet its investment objective. The achievement of a Fund's objective depends upon market conditions generally and on the investment manager's analytical and portfolio management skills. As with most investments in mutual funds, the best results are generally achieved when an investment in a Fund is held for a number of years. The investment risks for the Funds are explained below.

         Market Risk. Market risk is the risk that a majority of securities in a certain market--such as stocks or bonds--will decline in value because of economic conditions, future expectations, or investor confidence. This risk may cause the price fluctuation of a security because of the changes in general economic and interest rate conditions that affect the market as a whole. The Funds seek to manage this risk by maintaining a long-term investment approach.

         Company Size Risk. Company size risk is the risk that prices of small and medium-sized companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines. The Funds seek to balance this risk by investing in securities of larger companies.

         Industry and Security Risk. Industry and security risk refers to the risk that the value of securities in a particular industry, or in an individual security, will decline because of changes in performance expectations. Each Fund seeks to manage this risk by implementing policies that prohibit concentration. Accordingly, each Fund limits the amount of its investments in any single issuer or any single industry and follows a rigorous selection process before choosing securities for investment.

         Diversification. The Select Growth Fund is a diversified Fund which mean that with respect to 25% of its assets, no single issuer may account for more than 5% of the Fund's assets. By contrast, the Technology and Innovation Fund is a non-diversified fund and has the flexibility to invest as much as 50% of the its assets in as few as two issuers with no singer issuer accounting for more than 25% of the portfolio. To manage this risk for the Technology and Innovation Fund, the Manager performs extensive analysis on all securities, particularly those that represent a larger percentage of portfolio assets. Since a non-diversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if the fund were fully diversified because changes in the price of any one portfolio security may affect a larger portion of the fund's overall assets.

         Foreign Risk. Foreign risk is the risk associated with investments in foreign securities, which may be adversely affected by political instability, changes in currency rates, foreign economic conditions or inadequate regulatory controls. Investments in ADRs, which represent an indirect ownership in foreign securities, are subject to the same risks as direct investments in foreign securities. Neither Fund normally, invests significantly in foreign securities or ADRs.

         Futures and Options Risk. A Fund may experience a significant loss if the Fund employs an options or futures strategy and the value of the security or index moves in a direction opposite to that anticipated by the Fund's manager. Investments in futures and options also involve additional expenses, which may offset a portion of any profit or increase any losses on the transaction. As a practical matter, none of the Funds invest significantly in futures or options. In addition, the Funds normally only use futures and options for defensive purposes, such as protecting increases in the value of a security without realizing taxable gain.

         Liquidity Risk. Liquidity risk is the possibility that the Funds' portfolio assets cannot be readily sold within seven days at the approximate price that the Fund values the security. The Funds seek to mitigate liquidity risk by limiting their investments in illiquid securities.

         Interest Rate Risk. Because the Funds normally invest most of their assets in equity securities, interest rate risk is not a significant type of risk for these Funds. To the extent that a Fund invests in convertible debt obligations, however, a Fund may be affected by adverse changes in interest rates. Because small and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

                               VOTING INFORMATION

How many votes are necessary to approve the Plan?

         Provided that a quorum is present, the approval of the Plan for the Technology and Innovation Fund requires the affirmative vote of the lesser of
(i) more than 50% of the outstanding voting securities of the Fund, or (ii) 67% or more of the voting securities of the Fund present at the Meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of the Technology and Innovation Fund held on the Record Date. If sufficient votes to approve the proposal for the Technology and Innovation Fund are not received by the date of the Meeting, the Meeting may be adjourned with respect to the Fund to permit further solicitations of proxies. The holders of a majority of shares of the Technology and Innovation Fund entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute quorum) may adjourn the Meeting with respect to the Fund. The Meeting may also be adjourned by the chairperson of the Meeting.

         Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, and will have the same effect as a vote "against" the Plan. It is not anticipated that any broker non-votes will be received.

How do I ensure my vote is accurately recorded?

         You may attend the Meeting and vote in person. You may also vote by completing and signing the attached proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. You may also call toll-free to vote by telephone, or you may vote using the Internet. The insert accompanying this Proxy Statement describes how to vote using these methods.

Can I revoke my proxy?

         You may revoke your proxy at any time before it is voted by sending a written notice to the Trust for your Fund expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy, or by attending the Meeting and voting in person. If your shares are held through a broker-dealer and you wish to vote your shares in person at the Meeting, you must obtain a "legal proxy" from your broker-dealer and present it to the Inspector of Elections at the Meeting.

What other matters will be voted upon at the Meeting?

         The Board of Trustees of the Trust does not intend to bring any matters before the Meeting other than that described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

         Only shareholders of record of the Technology and Innovation Fund at the close of business on October 31, 2003 (the "Record Date") will be entitled to vote at the Meeting. As of the Record Date, there were [______] outstanding shares of the Technology and Innovation Fund.

What other solicitations will be made?

         This proxy solicitation is being made by the Board of Trustees of the Trust, on behalf of the Technology and Innovation Fund, for use at the Meeting. The cost of this proxy solicitation will be shared as set forth above. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts.

         In addition to solicitation services to be provided by D.F. King & Co., Inc. ("D.F. King"), as described below, proxies may be solicited by the Trustees, officers and employees of the Trust and Acquiring Trust (none of whom will receive no compensation therefor in addition to their regular salaries) and/or regular employees of the Manager or other service providers, or any of their affiliates. Arrangements will also be made with brokerage houses and other custodians, nominees and fiduciaries to forward solicitation materials to the beneficial owners of the Technology and Innovation Fund's shares, and such persons will be reimbursed for their expenses.

         The Technology and Innovation Fund has retained D.F. King at a fee estimated not to exceed $______, plus reimbursement of reasonable out-of-pocket expenses, to assist in the solicitation of proxies (which amount is included in the estimate of total expenses above). The Fund has also agreed to indemnify D.F. King against certain liabilities and expenses, including liabilities under the federal securities laws. D.F. King anticipates that approximately 50 of its employees may solicit proxies. D.F. King is located at 77 Water Street, New York, New York 10005


                    INFORMATION ABOUT THE SELECT GROWTH FUND

         Information about the Select Growth Fund is included in the Select Growth Fund Prospectus, dated June 30, 2003, which is attached to and considered a part of this Proxy Statement/Prospectus. Additional information about the Select Growth Fund is included in its Statement of Additional Information dated June 30, 2003 and the Statement of Additional Information dated November 15, 2003 (relating to this Prospectus/Proxy Statement), each of which is incorporated by reference herein. You may request free copies of the Statements of Additional Information, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Acquiring Trust at Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

         This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Select Growth Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Select Growth Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.


              INFORMATION ABOUT THE TECHNOLOGY AND INNOVATION FUND

         Information about the Technology and Innovation Fund is included in its current Prospectus dated August 29, 2003, Annual Report to Shareholders dated as of the fiscal year ended June 30, 2003, Statement of Additional Information dated August 30, 2003, and the Statement of Additional Information dated November 15, 2003 (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trust at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

                           INFORMATION ABOUT EACH FUND

         Each Fund files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended. These materials can be inspected and copied at the public reference facilities maintained by the SEC, Room 1200, 450 Fifth Street, N.W., Washington, D.C. 20549. Also, copies of such material can be obtained from the Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates or from the SEC's Internet site at http:\\www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.


                           PRINCIPAL HOLDERS OF SHARES

         On the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of the Technology and Innovation Fund.

         To the best knowledge of the Technology and Innovation Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding shares of any class of the Technology and Innovation Fund. The Technology and Innovation Fund has no knowledge of beneficial ownership. [Confirm: No control persons.]






[TECHNOLOGY AND INNOVATION 5% OWNERSHIP TABLE TO BE PROVIDED]





         On the Record Date, the officers and trustees of the Acquiring Trust, as a group, owned less than 1% of the outstanding shares of the Select Growth Fund.

         To the best knowledge of the Select Growth Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding voting shares of each class of the Select Growth Fund. The Select Growth Fund has no knowledge of beneficial ownership.





[SELECT GROWTH FUND 5% OWNERSHIP TABLE TO BE PROVIDED]


Confirm: No control persons.]

                                   EXHIBIT TO

                           PROXY STATEMENT/PROSPECTUS

Exhibit
-------

A Form of Agreement and Plan of Reorganization between the Trust (on behalf of the Technology and Innovation Fund) and the Acquiring Trust (on behalf of the Select Growth Fund).


                          OTHER DOCUMENTS INCLUDED WITH

                         THIS PROXY STATEMENT/PROSPECTUS

1. Prospectus of the Select Growth Fund, dated June 30, 2003 as previously filed via EDGAR is incorporated into this filing by reference to Post-Effective Amendment No. 44 filed June 30, 2003 and will be included with the mailing to shareholders.

2. Annual Report to Shareholders of the Select Growth Fund for the fiscal year ended April 30, 2003 as previously filed via EDGAR on July 10, 2003 is incorporated herein by reference and will be included with the mailing to shareholders.

[Exhibit A -- Form of Agreement and Plan of Reorganization between the Trust (on behalf of the Technology and Innovation Fund) and the Acquiring Trust (on behalf of the Select Growth Fund).]

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


                  This AGREEMENT AND PLAN OF REORGANIZATION ("Agreement"), made as of this ___ day of ________ 2004, by and between Delaware Group Voyageur Mutual Funds III (the "Acquiring Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Commerce Square, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Select Growth Fund ("Select Growth Fund"), and Delaware Group Equity Funds III (the "Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business also at One Commerce Square, Philadelphia, Pennsylvania 19103, on behalf of its series Delaware Technology and Innovation Fund ("Acquired Fund").

                             PLAN OF REORGANIZATION

                  The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of: (i) the acquisition by the Acquiring Trust on behalf of the Select Growth Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, no par value, of the Select Growth Fund - Class A ("Select Growth Fund Class A Shares"), (b) shares of beneficial interest, no par value, of the Select Growth Fund - Class B ("Select Growth Fund Class B Shares"), (c) shares of beneficial interest, no par value, of the Select Growth Fund - Class C ("Select Growth Fund Class C Shares"), (d) shares of beneficial interest, no par value, of the Select Growth Fund - Class R ("Select Growth Fund Class R Shares"), (e) shares of beneficial interest, no par value of the Select Growth Fund - Institutional Class ("Select Growth Fund Institutional Class Shares"), and (f) the assumption by the Acquiring Trust on behalf of the Select Growth Fund of all of the liabilities of the Acquired Fund; (ii) the distribution of

(a) Select Growth Fund Class A shares to the shareholders of Acquired Fund - Class A Shares ("Acquired Fund Class A Shares"), (b) Select Growth Fund Class B Shares to the shareholders of Acquired Fund - Class B Shares ("Acquired Fund Class B Shares"), (c) Select Growth Fund Class C Shares to the shareholders of Acquired Fund - Class C Shares ("Acquired Fund Class C Shares"), (d) Select Growth Fund Class R Shares to the shareholders of Acquired Fund - Class R Shares ("Acquired Fund Class R Shares"), and (e) Select Growth Fund Institutional Class Shares to the shareholders of Acquired Fund - Institutional Class Shares ("Acquired Fund Institutional Class Shares"), according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3, hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                    AGREEMENT

                  In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

         1. Sale and Transfer of Assets and Liabilities, Liquidation and Dissolution of the Acquired Fund
            ------------------------------------------------------------

                  (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Acquiring Trust herein contained, and in consideration of the delivery by the Acquiring Trust of the number of its shares of beneficial interest of the Select Growth Fund hereinafter provided, the Trust, on behalf of the Acquired Fund, agrees that it will sell, convey, transfer and deliver to the Acquiring Trust, on behalf of the Select Growth Fund, at the Closing provided for in Section 3, all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund's costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund's Liabilities on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter "Net Assets"). The Trust, on behalf of the Acquired Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Trust agrees to use commercially reasonable efforts to identify all of the Acquired Fund's Liabilities prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date.

                  (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Trust on behalf of the Acquired Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Acquiring Trust agrees at the Closing to assume the Liabilities, on behalf of the Select Growth Fund, and to deliver to the Trust on behalf of the Acquired Fund: (i) the number of Select Growth Fund Class A Shares, determined by dividing the net asset value per share of Acquired Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of Select Growth Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of Select Growth Fund Class B Shares, determined by dividing the net asset value per share of Acquired Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of Select Growth Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class B Shares as of Close of Business on the Valuation Date;
(iii) the number of Select Growth Fund Class C Shares, determined by dividing the net asset value per share of Acquired Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of Select Growth Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund

Class C Shares as of Close of Business on the Valuation Date; (iv) the number of Select Growth Fund Class R Shares, determined by dividing the net asset value per share of Acquired Fund Class R Shares as of Close of Business on the Valuation Date by the net asset value per share of Select Growth Fund Class R Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class R Shares as of Close of Business on the Valuation Date; and (v) the number of Select Growth Fund Institutional Class Shares, determined by dividing the net asset value per share of Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date by the net asset value per share of Select Growth Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in
Section 2 hereof.

                  (c) As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Select Growth Fund received by the Acquired Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Select Growth Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Select Growth Fund shall be carried to the third decimal place. Unless requested, no certificates representing shares of beneficial interest of the Select Growth Fund will be issued to shareholders of the Acquired Fund Shares irrespective of whether such shareholders hold their shares in certificated form.

                  (d) At the Closing, each shareholder of record of the Trust shall be entitled to surrender the same to the transfer agent for the Acquiring Trust and request in exchange therefor a certificate or certificates representing the number of whole shares of beneficial interest of the class of Select Growth Fund shares into which the corresponding shares of beneficial interest of the Acquired Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interest of the Acquiring Trust shall not be issued, but such fractional shares shall continue to be carried by the Acquiring Trust in book entry form for the account of such shareholder. Until so surrendered, each outstanding certificate, which, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be deemed for all Select Growth Fund purposes to evidence ownership of the number of shares of beneficial interest of the Select Growth Fund into which the shares of beneficial interest of the Acquired Fund (which prior to Closing were represented thereby) have been converted.

                  (e) At the Closing, each shareholder of record of the Acquired Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

         2.       Valuation
                  ---------

                  (a) The value of the Acquired Fund's Net Assets to be acquired by the Select Growth Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

                  (b) The net asset value of a share of beneficial interest of the Select Growth Fund Class A Shares, Select Growth Fund Class B Shares, Select Growth Fund Class C Shares, Select Growth Fund Class R Shares and Select Growth Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Select Growth Fund's currently effective prospectus and statement of additional information.

                  (c) The net asset value of a share of beneficial interest of the Acquired Fund Class A Shares, Acquired Fund Class B Shares, Acquired Fund Class C Shares, Acquired Fund Class R Shares and Acquired Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

         3.       Closing and Valuation Date
                  --------------------------

                  The Valuation Date shall be [ ], 2004, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the Acquiring Trust, One Commerce Square, Philadelphia, Pennsylvania 19103 at approximately 9:00 a.m. Eastern time on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Trust or Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Select Growth Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Select Growth Fund is practicable in the judgment of the Acquiring Trust and Trust. The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Select Growth Fund's Custodian, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15258. Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Acquiring Trust shall issue and deliver a certificate or certificates evidencing the shares of the Select Growth Fund to be delivered at the Closing to said transfer agent registered in such manner as the Trust may request, or provide evidence satisfactory to the Trust in such manner as the Trust may request that such shares of beneficial interest of the Select Growth Fund have been registered in an open account on the books of the Select Growth Fund.

         4.       Representations and Warranties by the Trust
                  -------------------------------------------

                  The Trust represents and warrants to the Acquiring Trust that:

                  (a) The Trust is a statutory trust created under the laws of the State of Delaware on [ ], and is validly existing and in good standing under the laws of that State. The Trust, of which the Acquired Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

                  (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, with no par value. Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.

                  (c) The financial statements appearing in the Acquired Fund Annual Report to Shareholders for the fiscal year ended [ ], audited by Ernst & Young LLP, copies of which have been delivered to the Acquiring Trust, and any unaudited financial statements, copies of which may be furnished to the Acquiring Trust, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (d) The books and records of the Acquired Fund made available to the Acquiring Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

                  (e) The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Select Growth Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (f) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (g) The Trust has the necessary power and authority to conduct its business and the business of the Acquired Fund as such businesses are now being conducted.

                  (h) The Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

                  (i) The Trust has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Plan of Reorganization by the Acquired Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

                  (j) Neither the Trust nor the Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

                  (k) The Trust does not have any unamortized or unpaid organizational fees or expenses.

                  (l) The Trust has elected to treat the Acquired Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, the Acquired Fund is a "fund" as defined in
Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

         5.       Representations and Warranties by the Acquiring Trust
                  -----------------------------------------------------

                  The Acquiring Trust represents and warrants to the Trust that:

                  (a) The Acquiring Trust is a statutory trust created under the laws of the State of Delaware on [ ], and is validly existing and in good standing under the laws of that State. The Acquiring Trust, of which the Select Growth Fund is a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

                  (b) The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Select Growth Fund. Each outstanding share of the Select Growth Fund is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable. The shares of beneficial interest of the Select Growth Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, freely transferable and have full voting rights.

                  (c) At the Closing, each class of shares of beneficial interest of the Select Growth Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

                  (d) The statement of assets and liabilities of the Select Growth Fund to be furnished by the Acquiring Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Select Growth Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Select Growth Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (e) At the Closing, the Acquiring Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (f) The Acquiring Trust has the necessary power and authority to conduct its business and the business of the Select Growth Fund as such businesses are now being conducted.

                  (g) The Acquiring Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

                  (h) The Acquiring Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject to enforcement to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

                  (i) Neither the Acquiring Trust nor the Select Growth Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

                  (j) The books and records of the Select Growth Fund made available to the Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Select Growth Fund.

                  (k) The Acquiring Trust has elected to treat the Select Growth Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, the Select Growth Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

         6.       Representations and Warranties by the Trust and the
                  Acquiring Trust
                  ---------------------------------------------------

                  The Trust and the Acquiring Trust each represents and warrants to the other that:

                  (a) Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

                  (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

                  (c) It has duly and timely filed, on behalf of the Acquired Fund or the Select Growth Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such Acquired Fund or Select Growth Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such Acquired Fund or Select Growth Fund. On behalf of the Acquired Fund or the Select Growth Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the Acquired Fund or Select Growth Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or Select Growth Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the Acquired Fund or Select Growth Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund or Select Growth Fund, as appropriate.

                  (d) All information provided to the Trust by the Acquiring Trust, and by the Trust to the Acquiring Trust, for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement pursuant to which approval of the Acquired Fund's shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

                  (e) Except in the case of the Trust with respect to the approval of the Acquired Fund's shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

         7.       Covenants of the Trust
                  ----------------------

                  (a) The Trust covenants to operate business of the Acquired Fund as presently conducted between the date hereof and the Closing.

                  (b) The Trust undertakes that the Acquired Fund will not acquire the shares of beneficial interest of the Select Growth Fund for the purpose of making distributions thereof other than to the Acquired Fund's shareholders.

                  (c) The Trust covenants that by the Closing, all of the Acquired Fund's federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

                  (d) The Trust will at the Closing provide the Acquiring Trust with:

                           (1) A statement of the respective tax basis of all
                  investments to be transferred by the Acquired Fund to the Select Growth Fund.

                           (2) A copy (which may be in electronic form) of the
                  shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the Select Growth Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

                  (e) The Board of Trustees of the Trust shall call and the Trust shall hold, a Special Meeting of the Acquired Fund's shareholders to consider and vote upon this Agreement (the "Special Meeting") and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Trust agrees to mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

                  (f) The Trust shall supply to the Acquiring Trust, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

         8.       Covenants of the Acquiring Trust
                  --------------------------------

                  (a) The Acquiring Trust covenants that the shares of beneficial interest of the Select Growth Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Select Growth Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

                  (b) The Acquiring Trust covenants to operate the business of the Select Growth Fund as presently conducted between the date hereof and the Closing.

                  (c) The Acquiring Trust covenants that by the Closing, all of the Select Growth Fund's federal and other tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

                  (d) The Acquiring Trust shall supply to the Trust, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

                  (e) The Acquiring Trust will file with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the Select Growth Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

         9. Conditions Precedent to be Fulfilled by the Trust and the Acquiring Trust
                  ---------------------------------------------------------

                  The obligations of the Trust and the Acquiring Trust to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

                  (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date;
(2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

                  (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

                  (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

                  (d) That this Agreement and the Plan of Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

                  (e) That the Acquired Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

                  (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the U.S. Securities and Exchange Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Select Growth Fund.

                  (g) That prior to or at the Closing, the Trust and the Acquiring Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by the Trust and the Acquiring Trust in certificates delivered to SRSY:

                           (1) The acquisition by the Select Growth Fund of
                  substantially all of the assets and the assumption of the liabilities of the Acquired Fund in exchange solely for the Select Growth Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Select Growth Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Select Growth Fund and the Acquired Fund will each be a "party to the reorganization" within the meaning of
                  Section 368(b) of the Code;

                           (2) No gain or loss will be recognized by the
                  Acquired Fund upon the transfer of substantially all of its assets to and the assumption of the liabilities by the Acquired Fund in exchange solely for the voting shares of the Select Growth Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

                           (3) No gain or loss will be recognized by the Select
                  Growth Fund upon the receipt by it of substantially all of the assets and the assumption of the liabilities of the Acquired Fund in exchange solely for the voting shares of the Select Growth Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

                           (4) No gain or loss will be recognized by the
                  Acquired Fund upon the distribution of the Select Growth Fund shares to the Acquired Fund shareholders in accordance with
                  Section 1 hereof in liquidation of the Acquired Fund under
                  Section 361(c)(1) of the Code.

                           (5) The basis of the assets of the Acquired Fund
                  received by the Select Growth Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

                           (6) The holding period of the assets of the Acquired
                  Fund received by the Select Growth Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

                           (7) No gain or loss will be recognized by the
                  shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Select Growth Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

                           (8) The basis of the Select Growth Fund shares
                  received by the Acquired Fund shareholders in accordance with
                  Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

                           (9) The holding period of the Select Growth Fund's
                  shares received by the Acquired Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund's shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under
                  Section 1223(l) of the Code; and

                           (10) The Select Growth Fund will succeed to and take
                  into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the "Treasury Regulations")) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

                   (h) That the Acquiring Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                           (1) The Trust was created as a statutory trust under
                  the laws of the State of Delaware on [ ], and is validly existing and in good standing under the laws of the State of Delaware;

                           (2) The Trust is authorized to issue an unlimited
                  number of shares of beneficial interest, without par value, of the Trust and of the Acquired Fund. Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

                           (3) The Trust is an open-end, investment company of
                  the management type registered as such under the 1940 Act;

                           (4) Except as disclosed in the Acquired Fund's
                  currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust or the Acquired Fund;

                           (5) To such counsel's knowledge, no consent,
                  approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

                           (6) Neither the execution, delivery nor performance
                  of this Agreement by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; and

                           (7) This Agreement has been validly authorized,
                  executed and delivered by the Trust and represents the legal, valid and binding obligation of the Trust and is enforceable against the Trust in accordance with its terms.

                  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

                  (i) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Acquiring Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                           (1) The Acquiring Trust was created as a statutory
                  trust under the laws of the State of Delaware on [ ], and is validly existing and in good standing under the laws of the State of Delaware;

                           (2) The Acquiring Trust is authorized to issue an
                  unlimited number of shares of beneficial interest, without par value. Assuming that the initial shares of beneficial interest of the Select Growth Fund were issued in accordance with the 1940 Act and the Acquiring Trust's Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Select Growth Fund were sold, issued and paid for in accordance with the terms of the Select Growth Fund's prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

                           (3) The Acquiring Trust is an open-end investment
                  company of the management type registered as such under the 1940 Act;

                           (4) Except as disclosed in the Select Growth Fund's
                  currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Acquiring Trust, the unfavorable outcome of which would materially and adversely affect the Acquiring Trust or the Select Growth Fund;

                           (5) The shares of beneficial interest of the Select
                  Growth Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by the Acquiring Trust or the Select Growth Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

                           (6) To such counsel's knowledge, no consent,
                  approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Acquiring Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

                           (7) Neither the execution, delivery nor performance
                  of this Agreement by the Acquiring Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Acquiring Trust is a party or by which the Acquiring Trust is otherwise bound; and

                           (8) This Agreement has been validly authorized,
                  executed and delivered by the Acquiring Trust and represents the legal, valid and binding obligation of the Acquiring Trust and is enforceable against the Acquiring Trust in accordance with its terms.

                  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Acquiring Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Trust.

                  (j) That the Acquiring Trust's Registration Statement with respect to the shares of beneficial interest of the Select Growth Fund to be delivered to the Acquired Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

                  (k) That the shares of beneficial interest of the Select Growth Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Acquiring Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

                  (l) That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Select Growth Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

         10.      Fees and Expenses; Other Agreements
                  -----------------------------------

                  (a) The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne one-third by the Acquired Fund, one-third by the Select Growth Fund, and one-third by Delaware Management Company, a series of Delaware Management Business Trust and investment manager of the Select Growth Fund and the Acquired Fund.

                  (b) Any other provision of this Agreement to the contrary notwithstanding, any liability of the Trust under this Agreement with respect to any series of the Trust, or in connection with the transactions contemplated herein with respect to any series of the Trust, shall be discharged only out of the assets of that series of the Trust, and no other series of the Trust shall be liable with respect thereto.

                  (c) Any other provision of this Agreement to the contrary notwithstanding, any liability of the Acquiring Trust under this Agreement with respect to any series of the Acquiring Trust, or in connection with the transactions contemplated herein with respect to any series of the Acquiring Trust, shall be discharged only out of the assets of that series of the Acquiring Trust, and no other series of the Acquiring Trust shall be liable with respect thereto.

         11.      Termination; Waiver; Order
                  --------------------------

                  (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing as follows:

                           (1) by mutual consent of the Trust and the Acquiring
Trust;

                           (2) by the Acquiring Trust if any condition precedent
                  to its obligations set forth in Section 9 has not been fulfilled or waived by the Acquiring Trust; or

                           (3) by the Trust if any condition precedent to its
                  obligations set forth in Section 9 has not been fulfilled or waived by the Trust.

                  (b) If the transactions contemplated by this Agreement have not been consummated by December 31, 2004, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both the Trust and the Acquiring Trust.

                  (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Trust or the Acquiring Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

                  (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the Trust or the Acquiring Trust, respectively (whichever is entitled to the benefit thereof).

                  (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization, and neither the Trust nor the Acquiring Trust, nor any of their officers, directors, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, trustee, agent or shareholder of the Trust or the Acquiring Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

                  (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust or the Board of Trustees of the Acquiring Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

         12.      Liability of the Acquiring Trust and the Trust
                  ----------------------------------------------

                  (a) Each party acknowledges and agrees that all obligations of the Acquiring Trust under this Agreement are binding only with respect to the Select Growth Fund; that any liability of the Acquiring Trust under this Agreement with respect to the Select Growth Fund, or in connection with the transactions contemplated herein with respect to Select Growth Fund, shall be discharged only out of the assets of the Select Growth Fund; that no other series of the Acquiring Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Trust nor the Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Trust, the directors, officers, employees or agents of the Acquiring Trust, or any of them.

                  (b) Each party acknowledges and agrees that all obligations of the Trust under this Agreement are binding only with respect to the Acquired Fund; that any liability of the Trust under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; that no other series of the Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Acquiring Trust nor the Select Growth Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Trust, the trustees, officers, employees or agents of the Trust, or any of them.

         13.      Final Tax Returns and Forms 1099 of the Acquired Fund
                  -----------------------------------------------------

                  (a) After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

                  (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Plan of Reorganization contemplated by this Agreement; any excess expenses shall be borne by Delaware Management Company, a series of Delaware Management Business Trust at the time such Tax returns and Forms 1099 are prepared.

         14.      Cooperation and Exchange of Information
                  ---------------------------------------

                  The Acquiring Trust and the Trust will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters of the Acquired Fund and Select Growth Fund for its taxable period first ending after the Closing and for all prior taxable periods.

         15.      Entire Agreement and Amendments
                  -------------------------------

                  This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

         16.      Counterparts
                  ------------

                  This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

         17.      Notices
                  -------

                  Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Trust or the Acquiring Trust at One Commerce Square, Philadelphia, PA 19103,
Attention: Secretary.

         18.      Governing Law
                  -------------

                  This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

         19.      Effect of Facsimile Signature
                  -----------------------------

                  A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

                  IN WITNESS WHEREOF, the Trust and the Acquiring Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

                               Voyageur Group Equity Funds III, on behalf of the Delaware Technology and Innovation Fund

                               _________________________________________________

                               By:______________________________________________
                               Title:___________________________________________

                               Voyageur Mutual Funds III, on behalf of the Delaware Select Growth Fund

                               _________________________________________________

                               By:______________________________________________
                               Title:___________________________________________

DELAWARE TECHNOLOGY AND INNOVATION FUND
SPECIAL SHAREHOLDER MEETING - FEBRUARY 19, 2003

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoints Richelle S. Maestro, Michael P. Bishof and David
P. O'Connor, or any of them, each with the right of substitution, proxies of the undersigned at the Special Meeting of Shareholders of the fund named above (the "Fund"), a series of the Trust (as defined in the proxy statement) to be held at the offices of Delaware Investments located at Two Commerce Square, 2001 Market Street, 2nd Floor Auditorium, Philadelphia, Pennsylvania 19103, on Thursday, February 19, 2004 at 11:00 a.m. (E.S.T.), or at any postponement or adjournments thereof, with all the powers which the undersigned would possess if personally present, and instructs them to vote upon any matters which may properly be acted upon at this meeting and specifically as indicated on the reverse side of this form. Please refer to the proxy statement for a discussion of these matters.

BY SIGNING AND DATING THIS CARD, YOU AUTHORIZE THE PROXIES TO VOTE THE PROPOSAL AS MARKED, OR IF NOT MARKED, TO VOTE "FOR" THE PROPOSAL, AND TO USE THEIR DISCRETION TO VOTE ANY OTHER MATTER THAT MAY PROPERLY COME BEFORE THE MEETING, OR AT ANY POSTPONEMENT OR ADJOURNMENT THEREOF. PLEASE COMPLETE AND MAIL THIS CARD AT ONCE IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

Please vote by checking |X| the appropriate box below.

                                        THIS PROXY CARD IS ONLY VALID WHEN
                                        SIGNED AND DATED. TO SECURE THE LARGEST
                                        POSSIBLE REPRESENTATION AND AVOID THE
                                        ADDITIONAL EXPENSE TO THE FUND OF
                                        FURTHER SOLICITATION, PLEASE DATE AND
                                        SIGN NAME OR NAMES BELOW AS PRINTED ON
                                        THIS CARD TO AUTHORIZE THE VOTING OF
                                        YOUR SHARES AS INDICATED. WHERE SHARES
                                        ARE REGISTERED WITH JOINT OWNERS, ALL
                                        JOINT OWNERS SHOULD SIGN. PERSONS
                                        SIGNING AS EXECUTOR, ADMINISTRATOR,
                                        TRUSTEE OR OTHER REPRESENTATIVE SHOULD
                                        GIVE FULL TITLE AS SUCH.

                                        Date _____________________, 200_
                                        ------------------------------------------------------------------------------

                                        ------------------------------------------------------------------------------
                                        Signature(s) (Joint Owners) (PLEASE SIGN WITHIN BOX)

1.      To approve an Agreement and Plan of Reorganization between              FOR             AGAINST          ABSTAIN
        the Trust, on behalf of the Fund, and Delaware Group Adviser            -----            -----            -----
        Funds, on behalf of Delaware Diversified Income Fund (the
        "Diversified Income Fund"), that provides for: (i) the                  -----            -----            -----
        acquisition of substantially all of the assets, subject to the liabilities, of the Fund in exchange for shares of the Diversified
        Income Fund; and (ii) the dissolution of the Fund.

                      STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                            VOYAGEUR MUTUAL FUNDS III
                             Dated November 15, 2004


                        Acquisition of the Assets of the
                     DELAWARE TECHNOLOGY AND INNOVATION FUND
                         (a series of Equity Funds III)

                      By and in exchange for shares of the
                           DELAWARE SELECT GROWTH FUND
                     (a series of Voyageur Mutual Funds III)


         This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Delaware Technology and Innovation Fund (the "Acquired Fund") in exchange for shares of Delaware Select Growth Fund (the "Select Growth Fund"), a series of Voyageur Mutual Funds III, and the assumption by Select Growth Fund of the liabilities of the Technology and Innovation Fund.

         This SAI consists of this Cover Page and the following documents, each of which is attached to and is legally considered to be a part of this SAI:

         1. Statement of Additional Information of Delaware Select Growth Fund, dated June 30, 2003, incorporated by reference from Post-Effective Amendment No. 44 filed June 30, 2003.

         2. Annual Report of Delaware Select Growth Fund for the fiscal year ended April 30, 2003, incorporated by reference from N-30D filed June 26, 2003.

         This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated November 15, 2004, relating to the above-referenced transaction. You can request a copy of the Proxy
Statement/Prospectus by calling 800-523-1918 or by writing to the Delaware Select Growth Fund at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103-7094.

The Technology and Innovation Fund is not required to provide pro forma financial statements because the net assets of the Technology and Innovation Fund did not exceed 10% of the Select Growth's net assets (as of September 30, 2003).

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification. Article VI of the By-Laws is incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 14, 1999.

Item 16. Exhibits. The following exhibits are incorporated by reference to the previously filed registration statement on Form N-1A indicated below, except Exhibits 4(a), 7(b), 9(a)(i), 9(b)(i), 13(a)(ii), 14(a), 16(a) and 17(b):

              (1)    Copies of the charter of the Registrant as now in effect;

                     (a)    Agreement and Declaration of Trust (December 17,
                            1998) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 14, 1999.

                     (b) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 14, 1999.

              (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

                     (a) By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 14, 1999.

              (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

                     Not Applicable.

              (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                     (a) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Prospectus/Proxy Statement.

              (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                     (a) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 14, 1999.

                     (b) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 14, 1999.

              (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                     (a) Executed Investment Management Agreement (December 15, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 39 filed May 25, 2001.

                     (b) Executed Sub-Advisory Agreement (July 26, 2001) between Delaware Management Company (a series of Delaware Management Business Trust) and Voyageur Asset Management Inc. on behalf of the Delaware Core Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 44 filed June 30, 2003.

              (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                     (a) Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 44 filed June 30, 2003.

                     (b) Form of Second Amended and Restated Financial Intermediary Distribution Agreement (August 21,
                            2003) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant is filed electronically herewith as Exhibit No. EX-99.7(b).

                     (c) Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

                     (d) Vision Mutual Fund Gateway Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

                     (e)    Registered Investment Advisers Agreement (January
                            2001) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

                     (f) Bank/Trust Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

              (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                     Not Applicable.

              (9) Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

                     (a) Amended and Restated Custodian Agreement (May 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

                     (b)    Executed Securities Lending Authorization (March 12,
                            2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

              (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                     (a) Plan under Rule 12b-1 for Class A (April 19, 2001) on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 39 filed May 25, 2001.

                     (b) Plan under Rule 12b-1 for Class B (April 19, 2001) on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 39 filed May 25, 2001.

                     (c) Plan under Rule 12b-1 for Class C (April 19, 2001) on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 39 filed May 25, 2001.

                     (d) Plan under Rule 12b-1 for Class R (May 15, 2003) on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 43 filed April 30, 2003.

                     (e) Plan under Rule 18f-3 (May 1, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed April 30, 2003.

              (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                     To be filed by amendment.

              (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                     (a) Form of Opinion and Consent of Counsel of Tax Matters is filed herewith as Exhibit No. Ex-99.12(a).

              (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

                     (a)    Executed Shareholder Services Agreement (April 19,
                            2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

                            (i) Executed Schedule B (May 15, 2003) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 44 filed June 30, 2003.

                            (ii) Executed Amendment Letter (August 23, 2002) to the Shareholder Services Agreement is filed electronically herewith as Exhibit No. EX-99.13(a)(ii).

                     (b) Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997, Post-Effective Amendment No. 33 filed June 29, 1998 and Post-Effective Amendment No. 34 filed May 11, 1999.

                            (i) Executed Amendment No. 26 (May 1, 2003) to Schedule A of Delaware Investments Family of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 43 filed April 30, 2003.

                            (ii)   Executed Schedule B (May 16, 2002) to
                                   Delaware Group of Funds Fund Accounting
                                   Agreement incorporated into this filing by reference to Post-Effective Amendment No. 42 filed June 28, 2002.

              (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act");

                     (a) Consent of Ernst & Young LLP, independent auditors, is filed electronically herewith as Exhibit No. EX-99.14(a).

              (15)   All financial statements omitted pursuant to Item 14(a)(1);

                     Not Applicable.

              (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                     (a) Power of Attorney is filed electronically herewith as Exhibit No. EX-99.16(a).

              (17) Any additional exhibits which the Registrant may wish to file.

                     (a) Codes of Ethics for Delaware Investments Family of Funds incorporated into this filing by reference to Post-Effective Amendment No. 43 filed April 30, 2003.

                     (b) Codes of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P. are filed electronically herewith as Exhibit No. EX-99.17(b).

                     (c) Code of Ethics for Lincoln Financial Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 43 filed April 30, 2003.

                     (d)    Code of Ethics for Voyageur Asset Management
                            Inc. incorporated into this filing by reference to Post-Effective Amendment No. 41 filed July 27, 2001.

Item 17.      Undertakings.

              (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

              (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

              (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by
                     Item 16 (12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, (the "1933 Act") the registration statement has been signed on behalf of the registrant in the City of Philadelphia and the Commonwealth of Pennsylvania on the 15th day of October, 2003.

                                               VOYAGEUR MUTUAL FUNDS III

                                               By:       Jude T. Driscoll
                                                  -----------------------------
                                                         Jude T. Driscoll
                                                             Chairman

         As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

                 Signature                                          Title                                       Date
------------------------------------           --------------------------------------------------         ---------------


 Jude T. Driscoll                              Chairman (Principal Executive Officer)                     October 15, 2003
-------------------------
Jude T. Driscoll

 Walter P. Babich                  *           Trustee                                                    October 15, 2003
------------------------------------
Walter P. Babich

 John H. Durham                    *           Trustee                                                    October 15, 2003
------------------------------------
John H. Durham

 Anthony D. Knerr                  *           Trustee                                                    October 15, 2003
------------------------------------
Anthony D. Knerr

 Ann R. Leven                      *           Trustee                                                    October 15, 2003
------------------------------------
Ann R. Leven

 Thomas F. Madison                 *           Trustee                                                    October 15, 2003
------------------------------------
Thomas F. Madison

 Janet L. Yeomans                  *           Trustee                                                    October 15, 2003
------------------------------------
Janet L. Yeomans

 Joseph H. Hastings                *           Executive Vice President/Chief Financial Officer           October 15, 2003
------------------------------------           (Principal Financial Officer)
Joseph H. Hastings

                    * By:       Jude T. Driscoll
                         -------------------------------
                                Jude T. Driscoll
                             as Attorney-in-Fact for
                          each of the persons indicated

----------------------- --------------------------------------------------------
EXHIBIT NO.             DESCRIPTION
----------------------- --------------------------------------------------------
EX-99.7(b)              Form of Second Amended and Restated Financial
                        Intermediary Distribution Agreement (August 21, 2003) between Delaware Distributors, L.P. and Lincoln
                        Financial Distributors, Inc. on behalf of the Registrant

----------------------- --------------------------------------------------------
EX-99.12(a)             Form of Opinion and Consent of Tax Matters

----------------------- --------------------------------------------------------
EX-99.13(a)(ii)         Executed Amendment Letter (August 23, 2002) to the
                        Shareholder Services Agreement

----------------------- --------------------------------------------------------
EX-99.14(a)             Consent of Ernst & Young LLP, independent auditors

----------------------- --------------------------------------------------------
EX-99.16(a)             Power of Attorney

----------------------- --------------------------------------------------------
EX-99.17(b)             Codes of Ethics for Delaware Management Company, a
                        series of Delaware Management Business Trust, and
                        Delaware Distributors, L.P.

----------------------- --------------------------------------------------------